SCHEDULE OF ESTIMATED USEFUL LIVES OF ASSETS (Details)	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Estimated useful lives, description	over the lease periods
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	3 years
Machines and manufacturing equipment [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	10 years
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	7 years
Vehicles [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	6 years 8 months 1 day
ERP system [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	3 years
ERP system [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	6 years